GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 203,374	$ 150,626
Finite-Lived Intangible Assets, Accumulated Amortization	84,542	71,335
Servicing Asset	33,013	27,217
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	88,814	41,750
Finite-Lived Intangible Assets, Accumulated Amortization	36,777	32,302
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	72,278	72,278
Finite-Lived Intangible Assets, Accumulated Amortization	33,127	26,822
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,269	9,381
Finite-Lived Intangible Assets, Accumulated Amortization	3,654	3,416
Servicing Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 10,984	$ 8,795